Net Income per Share - Antidilutive Net Income Per Share (Details)		12 Months Ended
	Jul. 13, 2022 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per share		704,563	9,097,160	10,483,950
Shares issued		335,153,359	328,034,660
Shares outstanding		330,393,534	326,307,330
Class B ordinary shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Conversion ratio	1
Shares issued	0
Shares outstanding	0
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per share		329,606	7,359,150	9,340,880
Non-vested restricted shares under share incentive plan
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per share		374,957	1,738,010	1,143,070